Contract revenue and contract liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Contract revenue	$ 0	$ 2,340	$ 1,140
Deferred revenue	$ 0	$ 0